ACQUISTITIONS AND INVESTMENTS - Mercury Cleanup LLC Pilot and Joint Venture Agreements (Details)						2 Months Ended		3 Months Ended		12 Months Ended
	Mar. 05, 2021 USD ($) $ / shares	Dec. 04, 2020 USD ($) shares	Jul. 18, 2019 USD ($) shares	Jul. 03, 2019 USD ($)	Jun. 21, 2019 USD ($)	Feb. 28, 2021 USD ($) shares	May 31, 2020 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 15, 2020 USD ($) shares	Apr. 10, 2020 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity method, fully diluted equity ownership		15.00%
Issuance of common stock								$ 44,853		$ 47,065	$ 22,937
Equity loss in affiliates								(266,903)		(2,049,070)	(2,131)
MCU-Philippines note receivable, non-current portion, net										8,853,841	860,940
Senior Secured Interest Free Loan
Schedule of Equity Method Investments [Line Items]
Principal amount											1,180,000
M C U Philippines Inc
Schedule of Equity Method Investments [Line Items]
Ownership %		50.00%
M C U
Schedule of Equity Method Investments [Line Items]
Equity loss in affiliates								(14,578)	$ 1,193		(1,767)
Investment in affiliates, subsidiaries and joint ventures								1,960,448
M C U Philippines Inc
Schedule of Equity Method Investments [Line Items]
Equity loss in affiliates								(4,385)	(23,940)		$ (364)
Corporate Joint Venture
Schedule of Equity Method Investments [Line Items]
Capital contribution, total		$ 2,000,000			$ 2,000,000					2,000,000
Capital contribution, cash				$ 1,150,000	1,150,000			1,140,000
Issuable common stock value					$ 850,000								$ 850,000
Equity method, fully diluted equity ownership		15.00%		10.00%	15.00%
Percent interest in joint venture		50.00%			50.00%
Joint venture, common stock issued (in shares) | shares		625,000	900,000									625,000
Capital contribution, stock			$ 751,050
Consideration received on transaction						$ 1,100,000	$ 465,127
Accrued make-whole membership interest expense, current							$ 384,873
Joint venture common stock shares additional (in shares) | shares						625,000
Issuance of common stock												$ 314,687
Excess capital contribution						$ 800,000				762,377
Corporate Joint Venture | Maximum
Schedule of Equity Method Investments [Line Items]
Contingent joint venture capital contribution				$ 3,000,000
Corporate Joint Venture | Minimum
Schedule of Equity Method Investments [Line Items]
Contingent joint venture capital contribution				$ 2,000,000
M C U
Schedule of Equity Method Investments [Line Items]
Tonogold note receivable		$ 755,866
Tonogold note receivable, fair value		1,080,000
Notes receivable, implied interest		$ 324,134
M C U | M C U
Schedule of Equity Method Investments [Line Items]
Equity loss in affiliates										35,086
M C U Philippines Inc
Schedule of Equity Method Investments [Line Items]
Equity method, fully diluted equity ownership											10.00%
Percent interest in joint venture	25.00%										15.00%
Equity loss in affiliates										13,838
Secured loan incurred											$ 1,800,000
Secured loan threshold											2,000,000
Notes receivable, implied interest	$ 189,337
MCU-Philippines note receivable, non-current portion, net	2,000,000									1,598,841	860,940
Investment in affiliates, subsidiaries and joint ventures										499,269
Note receivable, additional principal	$ 820,000
Recognition of amortization								$ 30,072	$ 20,267	$ 107,239	$ 5,074
M C U Philippines Inc | Discount rate
Schedule of Equity Method Investments [Line Items]
Debt instrument, measurement input | $ / shares	0.071